Investment Strategy	Sep. 09, 2026
Lone Peak SMID Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of U.S. small- and mid-cap value companies. The Fund defines “value” companies as those companies that the Adviser believes are trading at a discount to their “intrinsic value,” (i.e., the Adviser’s estimate of what a company is worth) and that have the potential for capital appreciation with acceptable downside risks. As part of the process for estimating intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models. The Adviser defines small-cap companies as stocks with a market capitalization between $100 million to $8.0 billion, and mid-cap companies as stocks with a market capitalization starting at $8.0 billion up to the largest market capitalization in the Russell Midcap Index. As of May 31, 2026, the largest stock on the Russell Midcap Index had a market capitalization of $250 billion.

The Adviser utilizes a disciplined, bottom-up value philosophy focused on company-specific fundamental analysis and purchasing securities at a meaningful discount to intrinsic value, combining competitively advantaged Durable Value businesses with opportunistic Dynamic Value situations. Durable Value businesses are those the Adviser views as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. The Adviser’s proprietary Key Thesis Points™ defines the primary drivers of expected value realization for each investment, enabling disciplined monitoring and timely decision-making focused on identifying securities with expectations embedded in a company’s stock price that are too low relative to the Adviser’s estimates of how much the company would normally be expected to earn in the middle of its business cycle, and/or relative to the value of its assets. The weightings of the Durable Value and Dynamic Value sleeves will vary depending on market conditions and the opportunity set available to the Adviser, and according to the Adviser’s judgment. There is no limit to the amount of the Fund’s portfolio that may be invested in either sleeve. Although the Adviser expects, under normal market conditions, the range of the Dynamic Value sleeve to vary between 25% and 60% of the Fund’s portfolio. The Fund will normally hold fewer than fifty (50) securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Adviser believes investing in securities trading at a discount may enhance the investment’s potential upside when the Adviser’s investment thesis is proven correct and may lessen the potential loss when the investment thesis is disproven. The Adviser seeks to buy stocks at a discount to intrinsic value, taking advantage of opportunities-usually because of short-term investor orientation, herd influences, and other irrational investor behavior-which are uncovered by its bottom-up research. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on noncompany-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. The Adviser seeks opportunities where it believes the expectations implied in a company’s stock price are too low relative to the company’s long-term earnings power or to its current assets.

The Fund may concentrate its investments in certain sectors, including the financials and industrials sectors.

The Fund may invest in the equity of non-U.S. issuers through investments in American Depositary Receipts (“ADRs”). The Fund may invest up to 10% of the portfolio in international securities, including emerging markets. The Fund considers a country to be an emerging market if it is designated by MSCI Inc. (“MSCI”) as such.

When the Adviser believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest, as a temporary, defensive strategy, some or all of its assets in cash or cash equivalents, including but not limited to money market funds. To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Lone Peak International Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. value companies. The Fund defines “value” companies as those companies that the Adviser believes are trading at a discount to their “intrinsic value,” (i.e., the Adviser’s estimate of what a company is worth) and that have the potential for capital appreciation with acceptable downside risks. As part of the process for estimating intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models. An issuer is considered non-U.S. based if: (1) organized under the laws of a jurisdiction other than the U.S.; (2) its securities have a primary listing on a stock exchange outside the U.S.; or (3) it derives 50% or more of its total revenue from goods and/or services produced or sold outside the U.S. The non-U.S. equity securities in which the Fund will invest will primarily have a market capitalization of $5 billion or greater at the time of the original purchase. The Fund will make such investments either by investing directly in highly liquid international stocks (sometimes known as “ordinaries”) or in U.S.-traded American Depositary Receipts (“ADRs”). The strategy will primarily use international ordinary shares, ADRs and Global Depositary Receipts (“GDRs”) to get the intended portfolio exposures. The Adviser may from time to time use preferred shares, rights shares (if issued) and occasionally convertible bonds, capital notes, warrants or ETFs if special situations or market conditions warrant. The Fund may invest up to 20% of the portfolio in emerging market securities. The Fund considers a country to be an emerging market if it is designated by MSCI Inc. (“MSCI’) as such. The Fund may also invest up to 20% of the portfolio in equity securities of U.S. companies. The Fund seeks to invest under normal circumstances in equity securities that are economically tied to at least three countries (one of which may be the United States).

The Adviser utilizes a disciplined, bottom-up value philosophy focused on company-specific fundamental analysis, focused on purchasing securities at a meaningful discount to intrinsic value, combining competitively advantaged Durable Value businesses with opportunistic Dynamic Value situations. Durable Value businesses are those the Adviser views as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. The Adviser’s proprietary Key Thesis Points™ defines the primary drivers of expected value realization for each investment, enabling disciplined monitoring and timely decision-making focused on identifying securities with expectations embedded in a company’s stock price that are too low relative to the adviser’s estimates of how much the company would normally be expected to earn in the middle of its business cycle, and/or relative to the value of its assets. The weightings of the Durable Value and Dynamic Value sleeves will vary depending on market conditions and the opportunity set available to the Adviser, and according to the Adviser’s judgment. There is no limit to the amount of the Fund’s portfolio that may be invested in either sleeve. Although the Adviser expects, under normal market conditions, the range of the Dynamic Value sleeve to vary between 25% and 60% of the Fund’s portfolio. The Fund will normally hold fewer than fifty (50) securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Securities are selected based on: (1) a meaningful discount to intrinsic value as estimated through normalized earnings multiples, discounted cash flow analysis, private market valuation, liquidation value, or dividend discount models; (2) a favorable ratio of the potential upside versus potential downside of a security based on the Adviser’s estimates; (3) identification of three to four Key Thesis Points™ representing the primary drivers expected to close the valuation gap over a multi-quarter to multi-year horizon; and (4) sufficient trading liquidity to efficiently buy and sell securities. For Durable Value companies, the team looks for durable competitive advantages, high returns on capital, and long-term earnings power. For Dynamic Value situations, the focus is on balance sheet strength, downside protection, and upside potential that is typically greater than that of a Durable Value investment.

The Fund may concentrate its investments in certain sectors, including the health care and financials sectors. The Fund may also concentrate its investments (meaning more than 25% of its assets) from time to time in a single country, including Japan.

When the Adviser believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest, as a temporary, defensive strategy, some or all of its assets in cash or cash equivalents, including but not limited to money market funds. To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.